Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Absract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

AUTO SERVICES GROUP LIMITED (the “Company”, or “SunCar”), through its wholly-owned subsidiaries (collectively, the “Group”) primarily engages in providing automotive after-sales service, insurance intermediation service and technology service in the People’s Republic of China (“PRC” or “China”).

SunCar was incorporated under the laws of the British Virgin Islands (“BVI”) on September 19, 2012 and continued in the Cayman Islands in accordance with applicable laws, and ultimately controlled by Mr. Ye Zaichang, SunCar’s Chief Executive Officer.

Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”) was incorporated under the laws of PRC on December 5, 2007, and along with its subsidiaries, are the Group’s main operating entities in China.

Prior to March 2022, the Group also engaged in the business of financial leasing through its subsidiaries, Shengda Automobile Service Group Co. Limited (“Shengda Group”). During the year ended December 31, 2021, the Group reached a resolution to dispose Shengda Group. On March 1, 2022, the Group transferred the total equity of Shengda Group, to a related party at a nominal consideration of RMB1, for the purpose of focusing on providing automotive after-sales service and insurance intermediation service (See Note 3 Discontinued Operations). As of December 31, 2022, the disposal of Shengda Group was completed.

As of December 31, 2022, SunCar’s major subsidiaries are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Shanghai Xuanbei Automobile Service Co., Limited (“Shanghai Xuanbei”)	April 26, 2018	PRC	100.00%	Automotive after-sales service
Shanghai Shengshi Dalian Automobile Service Co., Limited (“Shengda Automobile”)	June 8, 2013	PRC	84.89%	Automotive after-sales service
Sun Car Online Insurance Agency Co., Ltd. (“SUNCAR Online”)	December 5, 2007	PRC	56.51%	Insurance intermediation service
Haiyan Trading (Shanghai) Co., Limited (“Haiyan”)	November 22, 2012	PRC	100.00%	Holding company
Shanghai Feiyou Trading Co., Limited (“Shanghai Feiyou”)	June 11, 2009	PRC	100.00%	Technology services